Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Advances for Vessels under Construction [Text Block]
4.
Advances for Vessels under Construction and Vessel Acquisition Deposits

Costs
Balance, January 1, 2016	32,701,867
Advances for vessels under construction	23,254,692
Vessel acquisition deposits	678,796
New building vessel delivered during the period	(31,831,439)
Loss on termination and impairment of shipbuilding contracts	(7,050,179)
Balance, December 31, 2016	17,753,737
Advances for vessels under construction	5,784,204
Vessel acquisition deposit	3,824,668
New building vessel delivered during the period	(17,807,934)
Vessel delivered during the period	(4,503,464)
Balance, December 31, 2017	5,051,211

The balance as of
December 31, 2016
represents advances for the acquisition of M/V "Alexandros P" (Hull
No.
DY160
) of
$17.1
million and deposit of
$0.7
million relating to M/V "Tasos".

Advances made by Kamsarmax One Shipping Ltd. related to M/V "Xenia" amounted to
$10.0
million as of
January 1, 2016
and additional advances of
$21.8
million were made in
2016
or a total of
$31.8
million. Kamsarmax One Shipping Ltd. took delivery of M/V "Xenia" on
February 25, 2016.
Additionally, advances made related to the construction of Hull
No.
DY160
and Hull
No.
DY161
(see Note
1
) amounted to
$1.4
million in
2016.

The shipbuilding contracts for Hull
No.
DY160
and Hull
No.
DY161,
both with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., and originally scheduled for delivery in the second
and
third
quarters of
2016,
respectively, were cancelled on
June 29, 2016
and
September 2, 2016,
respectively, due to excessive construction delays. As a result, Ultra One Shipping Ltd. and Ultra Two Shipping Ltd. recognized a receivable of
$17.1
million from Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd. representing the shipyard instalments paid and costs of other spares/supplies incorporated into the vessels in accordance with the shipbuilding contracts and, in addition, recorded a
$3.2
million loss on the termination of the shipbuilding contracts representing other capitalized expenses which were considered would not
be recoverable under the shipbuilding contracts .

On
December 21, 2016,
Ultra One Shipping Ltd. signed an agreement to acquire from Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd. Hull
No.
DY160
for
$16.9
million. The Company recognized as part of the cost of Hull
No.
DY160
the amount of
$0.4
million representing the additional spares/supplies acquired for Hull
No.
DY160,
which had been originally included in the receivable of
$17.1
million, noted above. As a result, the receivable was reduced to
$16.7
million. In accordance with the agreement, the Company applied the remaining
$16.7
million receivable, representing the shipyard instalments paid and cost of spares/supplies incorporated into Hull
No.
DY161
against the cost of Hull
No.
DY
160,
and paid the remaining amount in cash. Additional advances of
$0.5
million were made in
2017
representing capitalized expenses or a total of
$17.8
million. Hull
No.
DY160
was delivered to the Company on
January 16, 2017
and was named M/V "Alexandros P".

Also, in
December 2016,
Kamsarmax Two Shipping Ltd. took an impairment charge on Hull
No.
YZJ2013
-
1153
as it considered it likely at that time that it would exercise its option to terminate the shipbuilding contract without any additional penalty. The Company recognized an impairment of
$3.8
million representing the deposit paid to the shipyard as well as legal and other costs related to the shipbuilding contract. In
March 2017,
the Company decided
not
to exercise the option to terminate the contract but to proceed with the construction of Hull
No.
YZJ2013
-
1153,
which is expected to be delivered by
June 2018.
The balance as of
December 31, 2017
represents advances made by Kamsarmax Two Shipping Ltd. during
2017
for the construction of Hull
No.
YZJ2013
-
1153
(to be named "Ekaterini") amounting to
$5.1
million.

On
November 11, 2016,
Areti Shipping Ltd. signed a memorandum of agreement to purchase M/V "Tasos" for approximately
$4.4
million. The deposit made under the memorandum of agreement and other capitalized costs amounted to
$0.7
million as of
December 31, 2016.
The balance of the amount payable under the memorandum of agreement and other capitalized costs paid during
2017
amounted to
$3.8
million or a total of
$4.5
million together with the amount paid in
2016.
M/V "Tasos" was delivered to the Company on
January 9, 2017.